UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05482

DWS High Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2014

Semiannual Report

to Shareholders

DWS High Income Trust

(On August 11, 2014, DWS High Income Trust will be renamed Deutsche High Income Trust.)

Ticker Symbol: KHI

Contents
3 Performance Summary
5 Portfolio Management
5 Portfolio Summary
7 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Cash Flows
37 Statement of Changes in Net Assets
38 Financial Highlights
40 Notes to Financial Statements
53 Dividend Reinvestment Plan
56 Additional Information
58 Privacy Statement

The fund seeks, through a professionally managed, diversified portfolio of income-producing securities, the highest current income obtainable consistent with reasonable risk as determined by the fund's investment advisor, Deutsche Investment Management Americas Inc. (the "Advisor"). As a secondary objective, the fund seeks capital gains where consistent with its primary objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2014 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/14
DWS High Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	5.64%	9.61%	16.99%	9.28%
Based on Market Price(a)	7.77%	1.66%	17.25%	8.29%
Credit Suisse High Yield Index(b)	5.31%	7.99%	14.37%	8.74%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(c)	5.75%	9.46%	17.08%	7.84%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other Fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2014 was 1.58% (1.08% excluding interest expense).

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/14	As of 11/30/13
Net Asset Value	$10.28	$10.11
Market Price	$9.45	$9.11

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/14: Income Dividends	$.36
May Income Dividend	$.0600
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/14†	7.00%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/14†	7.62%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 116.2%
Consumer Discretionary 17.8%
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	269,100
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	100,575
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	594,050
7.0%, 5/20/2022		415,000	458,575
APX Group, Inc.:
6.375%, 12/1/2019		220,000	225,500
8.75%, 12/1/2020		35,000	35,700
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		295,000	328,925
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	381,500
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	352,625
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		215,000	219,300
8.25%, 1/15/2019		155,000	165,587
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	196,875
Beazer Homes U.S.A., Inc., 144A, 5.75%, 6/15/2019		740,000	736,300
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	475,594
Boyd Gaming Corp., 9.0%, 7/1/2020		165,000	182,325
Cablevision Systems Corp.:
5.875%, 9/15/2022		130,000	132,275
8.0%, 4/15/2020		70,000	79,975
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	262,444
CCO Holdings LLC:
6.5%, 4/30/2021		175,000	186,813
6.625%, 1/31/2022		510,000	551,437
7.0%, 1/15/2019		125,000	132,188
7.375%, 6/1/2020		65,000	71,175
8.125%, 4/30/2020		75,000	81,750
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		130,000	138,775
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		682,000	675,181
144A, 6.375%, 9/15/2020		1,205,000	1,277,300
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		620,000	660,300
11.25%, 3/1/2021		150,000	169,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	287,212
Series B, 6.5%, 11/15/2022		390,000	417,300
Series A, 7.625%, 3/15/2020		65,000	69,550
Series B, 7.625%, 3/15/2020		1,655,000	1,779,125
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,438
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	175,344
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		615,000	615,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	211,000
Delphi Corp., 5.0%, 2/15/2023		305,000	325,969
DISH DBS Corp.:
4.25%, 4/1/2018		320,000	334,400
4.625%, 7/15/2017		190,000	201,875
5.0%, 3/15/2023		415,000	422,262
6.75%, 6/1/2021		80,000	90,500
Getty Images, Inc., 144A, 7.0%, 10/15/2020		220,000	202,950
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022 (b)		250,000	251,250
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	520,800
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	189,875
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		410,000	425,375
L Brands, Inc., 7.0%, 5/1/2020		185,000	210,900
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,450
144A, 7.0%, 9/1/2020		410,000	447,925
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	280,238
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		65,000	65,813
6.375%, 4/1/2023		465,000	490,575
Mediacom LLC, 7.25%, 2/15/2022		125,000	135,625
MGM Resorts International:
6.625%, 12/15/2021		635,000	706,437
6.75%, 10/1/2020		430,000	476,762
7.5%, 6/1/2016		105,000	116,550
7.625%, 1/15/2017		290,000	329,512
8.625%, 2/1/2019		665,000	793,012
Numericable Group SA:
144A, 4.875%, 5/15/2019		615,000	627,300
144A, 6.0%, 5/15/2022		920,000	954,500
144A, 6.25%, 5/15/2024		270,000	282,487
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	177,170
PNK Finance Corp., 144A, 6.375%, 8/1/2021		290,000	305,225
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	223,850
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		475,000	536,750
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	140,000
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		340,000	380,800
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	136,563
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		250,000	265,000
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		340,000	343,400
Starz LLC, 5.0%, 9/15/2019		175,000	182,000
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		270,000	272,700
UCI International, Inc., 8.625%, 2/15/2019		125,000	119,688
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,020,000	1,045,500
144A, 7.5%, 3/15/2019		515,000	552,337
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	779,364
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		1,560,000	1,669,200
144A, 7.875%, 11/1/2020		140,000	154,175
144A, 8.5%, 5/15/2021		75,000	82,313
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	246,950
Visant Corp., 10.0%, 10/1/2017		235,000	217,963
			29,495,903
Consumer Staples 5.2%
Big Heart Pet Brands, 7.625%, 2/15/2019		301,000	313,416
Chiquita Brands International, Inc., 7.875%, 2/1/2021		93,000	101,719
Constellation Brands, Inc., 7.25%, 9/1/2016		930,000	1,041,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	427,587
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		615,000	641,137
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		630,000	680,400
144A, 8.25%, 2/1/2020		180,000	195,975
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	170,400
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022 (b)		240,000	242,100
144A, 6.75%, 12/1/2021		530,000	561,800
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,690,000	2,797,600
6.875%, 2/15/2021		580,000	624,950
8.25%, 2/15/2021		120,000	127,650
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		265,000	279,575
Smithfield Foods, Inc., 6.625%, 8/15/2022		215,000	235,694
U.S. Foods, Inc., 8.5%, 6/30/2019		215,000	230,803
			8,672,406
Energy 16.5%
Access Midstream Partners LP, 6.125%, 7/15/2022		380,000	414,200
Antero Resources Finance Corp., 5.375%, 11/1/2021		125,000	130,156
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021 (b)		115,000	116,438
144A, 5.625%, 6/1/2024 (b)		115,000	115,719
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		220,000	230,450
6.75%, 11/1/2020		495,000	524,700
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		795,000	854,625
8.625%, 10/15/2020		115,000	125,638
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	207,675
Chesapeake Energy Corp.:
3.25%, 3/15/2016		535,000	539,012
3.479%**, 4/15/2019		355,000	360,325
7.25%, 12/15/2018		1,490,000	1,761,925
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		235,000	247,925
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	312,700
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		125,000	129,688
Crestwood Midstream Partners LP, 144A, 6.125%, 3/1/2022		190,000	199,025
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	454,750
El Paso LLC, 7.25%, 6/1/2018		455,000	517,917
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		645,000	682,087
EnLink Midstream Partners LP, 7.125%, 6/1/2022		90,000	104,513
EP Energy LLC:
6.875%, 5/1/2019		395,000	422,650
7.75%, 9/1/2022		225,000	252,281
9.375%, 5/1/2020		90,000	103,388
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	1,029,325
EXCO Resources, Inc., 8.5%, 4/15/2022		185,000	191,012
Halcon Resources Corp.:
8.875%, 5/15/2021		517,500	551,137
9.75%, 7/15/2020		440,000	481,800
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	133,438
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	493,349
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		440,000	454,300
Linn Energy LLC:
6.5%, 5/15/2019		165,000	173,663
144A, 7.25%, 11/1/2019		510,000	535,500
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	254,100
144A, 7.0%, 3/31/2024		615,000	664,200
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		965,000	1,037,375
10.75%, 10/1/2020		550,000	613,250
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		350,000	364,000
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	244,125
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	706,562
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	192,600
144A, 6.875%, 3/15/2022		505,000	549,187
6.875%, 1/15/2023		135,000	146,813
7.25%, 2/1/2019		415,000	441,975
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		430,000	434,300
7.5%, 11/1/2019		505,000	530,250
Regency Energy Partners LP, 5.875%, 3/1/2022		35,000	37,188
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	775,150
5.625%, 4/15/2023		165,000	169,538
144A, 5.75%, 5/15/2024		205,000	210,637
Samson Investment Co., 144A, 10.75%, 2/15/2020		180,000	188,100
SandRidge Energy, Inc.: 7.5%, 3/15/2021		920,000	979,800
8.125%, 10/15/2022		975,000	1,057,875
SESI LLC:
6.375%, 5/1/2019		245,000	261,231
7.125%, 12/15/2021		795,000	898,350
Swift Energy Co., 7.875%, 3/1/2022		300,000	309,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	432,550
Tesoro Corp., 4.25%, 10/1/2017		235,000	246,750
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	212,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		315,000	331,931
Woodbine Holdings LLC, 12.0%, 5/15/2016		1,170,000	1,243,125
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,083,512
			27,466,785
Financials 8.4%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	869,000
Ally Financial, Inc., 3.5%, 1/27/2019		885,000	891,637
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	966,000
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,324,737
4.25%, 8/15/2017		560,000	586,600
5.0%, 5/15/2017		230,000	245,813
5.25%, 3/15/2018		645,000	692,569
Credit Agricole SA, 144A, 7.875%, 1/29/2049		395,000	425,928
E*TRADE Financial Corp.:
6.375%, 11/15/2019		759,000	824,464
6.75%, 6/1/2016		385,000	417,244
Hellas Telecommunications Finance, 144A, 8.328%**, 7/15/2015 (PIK)*	EUR	294,810	0
International Lease Finance Corp.:
2.183%**, 6/15/2016		755,000	763,305
3.875%, 4/15/2018		805,000	827,137
5.75%, 5/15/2016		1,215,000	1,304,606
6.25%, 5/15/2019		345,000	383,381
8.75%, 3/15/2017		685,000	800,594
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	191,475
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	359,288
(REIT), 6.875%, 5/1/2021		305,000	332,450
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	201,400
144A, 5.875%, 3/15/2022		310,000	330,150
Societe Generale SA, 144A, 7.875%, 12/29/2049		980,000	1,031,940
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	325,500
			14,095,218
Health Care 14.2%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		130,000	137,150
7.75%, 2/15/2019		565,000	603,137
Biomet, Inc.:
6.5%, 8/1/2020		380,000	412,300
6.5%, 10/1/2020		110,000	118,250
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,616,300
144A, 5.125%, 8/1/2021		65,000	65,975
144A, 6.875%, 2/1/2022		260,000	273,650
7.125%, 7/15/2020		1,830,000	1,985,550
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		615,000	610,387
Endo Finance LLC, 144A, 5.75%, 1/15/2022		260,000	266,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		250,000	272,813
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	206,150
144A, 6.5%, 9/15/2018		125,000	141,406
HCA, Inc.:
5.875%, 3/15/2022		315,000	342,956
6.5%, 2/15/2020		3,645,000	4,141,631
7.5%, 2/15/2022		460,000	530,150
Hologic, Inc., 6.25%, 8/1/2020		230,000	244,375
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	290,125
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		325,000	340,438
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		395,000	428,575
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		171,000	190,263
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		195,000	209,138
Tenet Healthcare Corp.:
4.375%, 10/1/2021		460,000	451,950
4.5%, 4/1/2021		50,000	49,625
6.25%, 11/1/2018		1,200,000	1,323,000
Valeant Pharmaceuticals International, Inc.:
144A, 6.75%, 8/15/2018		4,155,000	4,487,400
144A, 7.5%, 7/15/2021		1,235,000	1,370,850
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	454,188
			23,564,232
Industrials 12.4%
ADT Corp.:
4.125%, 4/15/2019		55,000	55,000
6.25%, 10/15/2021		185,000	194,713
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	551,522
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		440,000	454,300
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		310,000	289,850
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		405,040	417,697
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	206,625
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	384,750
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	187,313
144A, 5.75%, 3/15/2022		265,000	269,638
144A, 6.0%, 10/15/2022		305,000	310,337
144A, 7.75%, 3/15/2020		1,365,000	1,542,450
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	677,250
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,050,600
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	266,500
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	349,781
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		260,000	270,400
DigitalGlobe, Inc., 5.25%, 2/1/2021		155,000	152,288
Ducommun, Inc., 9.75%, 7/15/2018		415,000	463,762
DynCorp International, Inc., 10.375%, 7/1/2017		385,000	404,250
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		555,000	577,894
FTI Consulting, Inc.:
6.0%, 11/15/2022		220,000	225,500
6.75%, 10/1/2020		850,000	907,375
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	357,425
GenCorp, Inc., 7.125%, 3/15/2021		470,000	511,125
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	324,825
7.125%, 3/15/2021		60,000	65,550
Interactive Data Corp., 144A, 5.875%, 4/15/2019		310,000	312,325
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		610,000	652,700
Meritor, Inc.:
6.25%, 2/15/2024		255,000	259,463
6.75%, 6/15/2021		350,000	373,625
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		980,000	998,375
8.125%, 2/15/2019		220,000	228,250
Nortek, Inc., 8.5%, 4/15/2021		235,000	259,088
Oshkosh Corp., 144A, 5.375%, 3/1/2022		195,000	200,119
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		325,000	318,500
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		340,000	345,950
6.75%, 12/15/2020		205,000	221,913
Titan International, Inc., 144A, 6.875%, 10/1/2020		745,000	770,144
TransDigm, Inc.:
144A, 6.0%, 7/15/2022 (b)		305,000	307,287
144A, 6.5%, 7/15/2024 (b)		185,000	187,775
7.5%, 7/15/2021		405,000	446,512
7.75%, 12/15/2018		380,000	408,500
Triumph Group, Inc., 144A, 5.25%, 6/1/2022 (b)		150,000	151,125
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	453,687
6.125%, 6/15/2023		30,000	32,250
7.375%, 5/15/2020		1,490,000	1,661,350
7.625%, 4/15/2022		350,000	396,812
Watco Companies LLC, 144A, 6.375%, 4/1/2023		165,000	168,300
			20,622,770
Information Technology 7.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	131,875
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,125,987
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	283,500
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		240,000	255,600
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		535,000	563,087
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		370,000	366,300
CDW LLC, 8.5%, 4/1/2019		470,000	511,712
CyrusOne LP, 6.375%, 11/15/2022		110,000	116,875
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	195,525
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	298,181
Entegris, Inc., 144A, 6.0%, 4/1/2022		185,000	185,925
Equinix, Inc.:
5.375%, 4/1/2023		765,000	780,300
7.0%, 7/15/2021		250,000	278,125
First Data Corp.:
144A, 6.75%, 11/1/2020		2,235,000	2,399,831
144A, 7.375%, 6/15/2019		280,000	300,300
144A, 8.75%, 1/15/2022 (PIK)		565,000	618,675
144A, 8.875%, 8/15/2020		500,000	555,000
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	346,938
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,180,000	1,311,275
7.625%, 6/15/2021		245,000	279,300
Jabil Circuit, Inc., 5.625%, 12/15/2020		315,000	337,838
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		130,000	138,775
NCR Corp.:
144A, 5.875%, 12/15/2021		65,000	68,575
144A, 6.375%, 12/15/2023		165,000	177,788
NXP BV, 144A, 3.75%, 6/1/2018		420,000	422,100
Sanmina Corp., 144A, 4.375%, 6/1/2019 (b)		30,000	30,150
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		675,000	695,250
			12,774,787
Materials 7.4%
Ashland, Inc., 3.875%, 4/15/2018		1,160,000	1,191,900
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		185,000	181,763
Berry Plastics Corp.:
5.5%, 5/15/2022		505,000	506,262
9.75%, 1/15/2021		230,000	265,075
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		372,799	389,575
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		220,000	231,550
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	416,231
Crown Americas LLC, 6.25%, 2/1/2021		55,000	59,125
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	263,375
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		320,000	340,800
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		546,000	556,920
144A, 7.0%, 2/15/2021		546,000	556,920
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	393,300
144A, 6.875%, 4/1/2022		80,000	84,400
144A, 8.25%, 11/1/2019		305,000	331,687
Greif, Inc., 7.75%, 8/1/2019		110,000	127,050
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		590,000	620,975
8.875%, 2/1/2018		85,000	88,613
Huntsman International LLC:
8.625%, 3/15/2020		350,000	381,500
8.625%, 3/15/2021		140,000	156,100
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	284,800
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	339,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	707,850
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,477,962
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	314,658
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	277,425
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	215,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	325,500
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	329,762
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	288,063
144A, 8.25%, 1/15/2021		200,000	207,500
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	247,450
Tronox Finance LLC, 6.375%, 8/15/2020		240,000	249,000
			12,407,091
Telecommunication Services 22.4%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	211,000
144A, 7.875%, 12/15/2019		245,000	267,497
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	281,689
Altice SA, 144A, 7.75%, 5/15/2022		290,000	304,863
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	351,450
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	116,325
Series W, 6.75%, 12/1/2023		520,000	566,800
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,610,000	1,766,975
8.75%, 3/15/2018		1,645,000	1,725,194
CommScope, Inc., 144A, 5.0%, 6/15/2021		305,000	306,525
CPI International, Inc., 8.75%, 2/15/2018		135,000	140,400
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		315,000	324,450
144A, 8.25%, 9/30/2020		2,037,000	2,194,867
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	209,250
144A, 8.25%, 9/1/2017		1,625,000	1,681,875
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017*	EUR	529,971	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,475,000	1,526,625
7.625%, 4/15/2024		115,000	119,600
8.25%, 4/15/2017		357,000	416,351
8.5%, 4/15/2020		110,000	128,288
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		510,000	507,450
7.25%, 10/15/2020		1,235,000	1,333,800
7.5%, 4/1/2021		1,350,000	1,478,250
8.5%, 11/1/2019		620,000	661,075
Intelsat Luxembourg SA:
7.75%, 6/1/2021		705,000	747,300
8.125%, 6/1/2023		105,000	112,875
Level 3 Communications, Inc., 8.875%, 6/1/2019		30,000	32,850
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		1,340,000	1,417,050
7.0%, 6/1/2020		415,000	449,237
8.125%, 7/1/2019		215,000	234,888
8.625%, 7/15/2020		180,000	202,050
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		260,000	276,900
7.875%, 9/1/2018		435,000	458,381
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		835,000	820,387
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	217,500
SBA Communications Corp., 5.625%, 10/1/2019		215,000	227,094
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	102,093
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,230,000	2,439,062
9.125%, 3/1/2017		180,000	212,850
Sprint Corp., 144A, 7.125%, 6/15/2024		910,000	980,525
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	137,800
6.464%, 4/28/2019		395,000	418,206
6.5%, 1/15/2024		130,000	138,125
6.625%, 4/1/2023		285,000	307,800
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,646,400
tw telecom holdings, Inc.:
5.375%, 10/1/2022		360,000	367,650
6.375%, 9/1/2023		290,000	310,300
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,575,000	1,673,437
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		535,000	589,837
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	457,800
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		225,000	240,750
144A, 7.25%, 2/15/2018		280,000	295,400
Windstream Corp.:
6.375%, 8/1/2023		265,000	263,013
7.5%, 4/1/2023		440,000	467,500
7.75%, 10/15/2020		70,000	75,950
7.75%, 10/1/2021		790,000	857,150
7.875%, 11/1/2017		1,710,000	1,970,775
8.125%, 9/1/2018		300,000	315,750
Zayo Group LLC, 8.125%, 1/1/2020		185,000	202,113
			37,287,397
Utilities 4.2%
AES Corp.:
3.229%**, 6/1/2019		205,000	206,794
7.75%, 10/15/2015		638,000	689,040
8.0%, 10/15/2017		54,000	63,315
8.0%, 6/1/2020		480,000	574,800
Calpine Corp.:
144A, 7.5%, 2/15/2021		392,000	426,300
144A, 7.875%, 7/31/2020		432,000	470,880
DPL, Inc., 6.5%, 10/15/2016		1,380,000	1,490,400
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	631,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		300,000	154,500
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	763,262
144A, 7.25%, 4/1/2016		315,000	343,350
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		900,000	931,500
7.625%, 1/15/2018		210,000	239,663
			6,985,604
Total Corporate Bonds (Cost $185,015,449)			193,372,193

Government & Agency Obligation 0.5%
Other Government Related (c)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	788,438

Loan Participations and Assignments 22.5%
Senior Loans**
Consumer Discretionary 7.2%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		409,828	411,025
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		626,834	626,599
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		462,950	465,295
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		319,062	320,408
Gates Investments, Inc., Term Loan B2, 3.75%, 9/29/2016		2,615,977	2,622,230
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,390,000	2,405,236
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		686,250	684,534
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		405,464	407,111
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		655,412	657,863
Term Loan B2, 4.25%, 8/7/2019		1,704,638	1,712,078
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		708,225	713,537
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		908,138	898,870
			11,924,786
Consumer Staples 3.3%
Albertson's LLC:
Term Loan B1, 4.75%, 3/21/2016		519,538	522,541
Term Loan B2, 4.75%, 3/21/2019		418,778	421,199
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		677,031	672,163
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 2/18/2021		528,675	528,841
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,875,825	1,887,971
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		336,600	335,338
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		285,000	286,783
Weight Watchers International, Inc., Term Loan B1, 3.15%, 4/2/2016		875,578	839,093
			5,493,929
Energy 1.7%
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		195,882	196,046
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,295,000	1,295,324
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		1,044,525	1,052,139
Term Delay Draw, 4.75%, 11/13/2017		330,000	332,475
			2,875,984
Financials 0.2%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		466,667	0
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		390,000	401,538
			401,538
Health Care 1.8%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		379,050	381,675
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		757,718	756,203
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		1,009,749	1,009,511
Term Loan B, 3.75%, 12/11/2019		856,307	855,326
			3,002,715
Industrials 2.2%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		492,500	495,578
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		390,000	386,831
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,538,725	1,532,401
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,223,749	1,229,354
			3,644,164
Information Technology 1.1%
First Data Corp., Term Loan, 4.15%, 3/24/2021		1,215,000	1,217,849
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		390,000	391,311
Spansion LLC, Term Loan, 4.0%, 12/19/2019		235,000	235,000
			1,844,160
Materials 1.7%
Ardagh Holdings U.S.A., Inc., Term Loan B, 4.25%, 12/17/2019		550,000	552,063
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.0%, 2/1/2020		1,224,860	1,226,115
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		992,481	985,350
			2,763,528
Telecommunication Services 2.7%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,926,065	2,927,133
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,600	39,754
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		950,000	953,206
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		673,817	674,872
			4,594,965
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		965,250	960,520
Total Loan Participations and Assignments (Cost $37,907,889)			37,506,289

Convertible Bonds 1.1%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		175,000	181,562

Materials 1.0%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		776,436	1,563,354
Total Convertible Bonds (Cost $952,217)			1,744,916

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $416,215)		810,000	724,950

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)	12	36,514
Trump Entertainment Resorts, Inc.*	51	0
		36,514
Industrials 0.0%
Congoleum Corp.*	14,300	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	10,893
GEO Specialty Chemicals, Inc. 144A*	1,283	992
		11,885
Total Common Stocks (Cost $199,253)		48,399

Preferred Stock 0.5%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $686,783)	717	726,680

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	71,669	54,862
Hercules Trust II, Expiration Date 3/31/2029*	775	5,651
Total Warrants (Cost $124,997)		60,513

Cash Equivalents 1.5%
Central Cash Management Fund, 0.05% (e) (Cost $2,541,204)	2,541,204	2,541,204

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $228,594,007)†	142.7	237,513,582
Other Assets and Liabilities, Net	0.6	973,945
Notes Payable	(43.3)	(72,000,000)
Net Assets	100.0	166,487,527

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	466,667	467,631	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	529,971	721,442	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	300,000	174,402	154,500
Hellas Telecommunications Finance*	8.328%	7/15/2015	EUR	294,810	84,504	0
					1,447,979	154,500

* Non-income producing security.

** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2014.

† The cost for federal income tax purposes was $229,235,794. At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $8,277,788. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,183,646 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,905,858.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Government-backed debt issued by financial companies or government sponsored enterprises

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	43,975	36,514	0.02

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

At May 31, 2014, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2015	1,220,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB–	89,034	(27,926)	116,960
12/20/2011 3/20/2017	440,000	2	5.0%	CitiGroup, Inc., 5.5%, 2/15/2019, BB–	51,950	10,396	41,554
9/20/2012 12/20/2017	525,000	3	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	79,505	27,745	51,760
6/20/2013 9/20/2018	750,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB–	98,540	38,360	60,180
6/20/2013 9/20/2018	710,000	4	5.0%	HCA, Inc., 8.0%, 10/1/2018, B–	102,745	48,861	53,884
6/20/2013 9/20/2018	320,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	48,858	24,613	24,245
Total unrealized appreciation							348,583

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Bank of America

2 Credit Suisse

3 UBS AG

4 Goldman Sachs & Co.

As of May 31, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	803,500	USD	1,101,669	6/20/2014	6,421	Bank of America

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$193,372,193	$0	$193,372,193
Government & Agency Obligation	—	788,438	—	788,438
Loan Participations and Assignments	—	37,506,289	0	37,506,289
Convertible Bond	—	181,562	1,563,354	1,744,916
Preferred Securities	—	724,950	—	724,950
Common Stocks (h)	—	—	48,399	48,399
Preferred Stock (h)	—	726,680	—	726,680
Warrants (h)	—	—	60,513	60,513
Short-Term Investments	2,541,204	—	—	2,541,204
Derivatives (i)
Credit Default Swap Contracts	—	348,583	—	348,583
Forward Foreign Currency Exchange Contracts	—	6,421	—	6,421
Total	$2,541,204	$233,655,116	$1,672,266	$237,868,586

There have been no transfer between fair value measurement levels during the period ended May 31, 2014.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $226,052,803)	$234,972,378
Investment in Central Cash Management Fund (cost $2,541,204)	2,541,204
Total investments in securities, at value (cost $228,594,007)	237,513,582
Cash	5,163
Foreign currency, at value (cost $96)	96
Deposit from broker on bilateral swap contracts	180,000
Receivable for investments sold	564,430
Receivable for investments sold — when-issued securities	795,243
Interest receivable	3,291,233
Unrealized appreciation on bilateral swap contracts	348,583
Unrealized appreciation on forward foreign currency exchange contracts	6,421
Upfront payments paid on bilateral swap contracts	149,975
Other assets	2,828
Total assets	242,857,554
Liabilities
Payable for investments purchased	1,610,749
Payable for investments purchased — when-issued securities	2,178,463
Notes payable	72,000,000
Interest on notes payable	134,482
Payable on return of deposit for bilateral swap contracts	180,000
Upfront payments received on bilateral swap contracts	27,926
Accrued management fee	116,227
Accrued Trustees' fees	4,287
Other accrued expenses and payables	117,893
Total liabilities	76,370,027
Net assets, at value	$166,487,527

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2014 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(621,181)
Net unrealized appreciation (depreciation) on: Investments	8,919,575
Swap contracts	348,583
Foreign currency	6,150
Accumulated net realized gain (loss)	(39,327,899)
Paid-in capital	197,162,299
Net assets, at value	$166,487,527
Net Asset Value
Net Asset Value per share ($166,487,527 ÷ 16,189,060 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.28

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2014 (Unaudited)
Investment Income
Income: Interest	$6,812,616
Dividends	20,360
Income distributions — Central Cash Management Fund	1,509
Total income	6,834,485
Expenses: Management fee	699,724
Services to shareholders	18,125
Custodian fee	32,219
Professional fees	51,065
Reports to shareholders	42,991
Trustees' fees and expenses	6,729
Interest expense	407,550
Stock exchange listing fees	11,953
Other	29,675
Total expenses	1,300,031
Net investment income	5,534,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,749,786
Swap contracts	366,986
Foreign currency	(28,811)
Payments by affiliates (see Note H)	1,459
2,089,420
Change in net unrealized appreciation (depreciation) on: Investments	1,272,537
Unfunded loan commitment	(412)
Swap contracts	(280,541)
Foreign currency	12,708
1,004,292
Net gain (loss)	3,093,712
Net increase (decrease) in net assets resulting from operations	$8,628,166

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2014 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$8,628,166
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(78,301,238)
Net purchases, sales and maturities of short-term investments	352,256
Net amortization of premium/(accretion of discount)	243,317
Proceeds from sales and maturities of long-term investments	76,032,540
(Increase) decrease in deposit from broker for open swap contracts	330,000
(Increase) decrease in interest receivable	65,635
(Increase) decrease in other assets	3,514
(Increase) decrease in receivable for investments sold	(88,380)
(Increase) decrease in receivable for investments sold — when-issued securities	(672,993)
Increase (decrease) in interest on notes payable	4,404
Increase (decrease) in payable for investments purchased	(1,990,085)
Increase (decrease) in payable for investments purchased — when-issued securities	1,733,463
Increase (decrease) in payable upon return of deposit for open swap contracts	(330,000)
(Increase) decrease in upfront payments paid/received on swap contracts	86,094
Increase (decrease) in other accrued expenses and payables	(33,664)
Change in unrealized (appreciation) depreciation on investments	(1,272,537)
Change in unrealized (appreciation) depreciation on swaps	280,541
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(26,448)
Change in unrealized (appreciation) depreciation in unfunded commitments	412
Net realized (gain) loss from investments	(1,749,786)
Cash provided (used) by operating activities	3,295,211
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	2,000,000
Cost of shares repurchased	(902,443)
Distributions paid (net of reinvestment of distributions)	(5,830,155)
Cash provided (used) by financing activities	(4,732,598)
Increase (decrease) in cash	(1,437,387)
Cash at beginning of period (including foreign currency)	1,442,646
Cash at end of period (including foreign currency)	$5,259
Supplemental Disclosure
Interest paid on notes	$(403,146)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013
Operations: Net investment income	$5,534,454	$11,283,130
Net realized gain (loss)	2,089,420	4,359,404
Change in net unrealized appreciation (depreciation)	1,004,292	(1,225,849)
Net increase (decrease) in net assets resulting from operations	8,628,166	14,416,685
Distributions to shareholders from: Net investment income	(5,830,155)	(12,210,456)
Fund share transactions: Reinvestment of distributions	—	277,907
Cost of shares repurchased	(787,819)	(529,759)
Net increase (decrease) in net assets from Fund share transactions	(787,819)	(251,852)
Increase (decrease) in net assets	2,010,192	1,954,377
Net assets at beginning of period	164,477,335	162,522,958
Net assets at end of period (including distributions in excess of net investment income of $621,181 and $325,480, respectively)	$166,487,527	$164,477,335
Other Information
Shares outstanding at beginning of period	16,275,311	16,305,776
Shares issued to shareholders in reinvestment of distributions	—	27,397
Shares repurchased	(86,251)	(57,862)
Net increase (decrease) in Fund shares	(86,251)	(30,465)
Shares outstanding at end of period	16,189,060	16,275,311

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/14 (Unaudited)			2012	2011	2010	2009	d
Selected Per Share Data
Net asset value, beginning of period	$10.11		$9.97	$9.11	$9.70	$8.89	$6.06
Income (loss) from investment operations: Net investment incomea	.34		.69	.80	.90	1.00	.89
Net realized and unrealized gain (loss)	.18		.20	.95	(.36)	.68	2.80
Total from investment operations	.52		.89	1.75	.54	1.68	3.69
Less distributions from: Net investment income	(.36)		(.75)	(.89)	(1.13)	(.87)	(.86)
NAV accretion resulting from repurchases of shares at a discount to NAVa	.01		.00 ***	—	—	—	.00	***
Net asset value, end of period	$10.28		$10.11	$9.97	$9.11	$9.70	$8.89
Market price, end of period	$9.45		$9.11	$10.10	$9.96	$10.02	$8.18
Total Return
Based on net asset value (%)b	5.64	**	9.53	19.83	5.70	19.83	66.75
Based on market price (%)b	7.77	**	(2.58)	11.04	11.76	34.66	83.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166		164	163	148	157	143
Ratio of expenses (including interest expense) (%)	1.58	*	1.66	1.75	1.61	1.79	1.93
Ratio of expenses (excluding interest expense) (%)	1.08	*	1.07	1.09	1.11	1.20	1.27
Ratio of net investment income (%)	6.72	*	6.88	8.21	9.35	10.65	11.91
Portfolio turnover rate (%)	33	**	56	49	60	68	59
Total debt outstanding at end of period ($ thousands)	72,000		70,000	64,000	64,000	65,000	65,000
Asset coverage per $1,000 of debtc	3,312		3,350	3,539	3,311	3,412	3,207

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund is approved to participate in securities lending, but had no securities on loan during the six months ended May 31, 2014. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $40,926,000, including $40,389,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2014 ($3,515,000), November 30, 2015 ($1,317,000), November 30, 2016 ($18,292,000) and November 30, 2017 ($17,265,000), the respective expiration dates, whichever occurs first; and approximately $537,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position held at the Fund's custodian bank at May 31, 2014.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended May 31, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2014, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from approximately $3,965,000 to $7,465,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2014 is included in a table following the the Fund's Investment Portfolio. For the six months ended May 31, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $1,102,000 to $3,322,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,012,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts	Forward Contracts	Total
Credit Contracts (a)	$348,583	$—	$348,583
Foreign Exchange Contracts (b)	—	6,421	6,421
	$348,583	$6,421	$355,004
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized appreciation on bilateral swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$(50,032)	$—	$(50,032)
Credit Contracts (b)	—	366,986	366,986
	$(50,032)	$366,986	$316,954
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from swap contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$26,448	$—	$26,448
Credit Contracts (b)	—	(280,541)	(280,541)
	$26,448	$(280,541)	$(254,093)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on bilateral swap contracts

As of May 31, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$183,561	$—	$(180,000)	$—	$3,561
Credit Suisse	65,799	—	—	—	65,799
UBS AG	51,760	—	—	—	51,760
Goldman Sachs & Co.	53,884	—	—	—	53,884
	$355,004	$—	$(180,000)	$—	$175,004

(a) The actual collateral received may be more than the amount shown

C. Purchases and Sales of Securities

During the six months ended May 31, 2014, purchases and sales of investment securities (excluding short-term instruments) aggregated $78,301,238 and $76,032,540, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2014, the amount charged to the Fund by DISC aggregated $9,833, of which $5,028 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,490, of which $8,422 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $80,000,000 (the "Credit Facility"). The Credit Facility automatically renews for a six-month period on each day unless it is terminated by either party or not extended by the Lender in accordance with its terms.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 0.85%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. At May 31, 2014, under the Credit Facility, the outstanding loans balance was $72,000,000. The borrowings were valued at cost, which approximates fair value.

Under the Credit Facility, the weighted average outstanding daily balance of all loans during the six months ended May 31, 2014 was approximately $71,310,000, with a weighted average annual borrowing cost of 1.15%. In addition, a commitment fee was charged to the Fund on the unused portion of the credit lines and is included with "interest expense" in the Statement of Operations.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2014, the Fund purchased 86,251 shares of beneficial interest on the open market at a total cost of $787,819. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 9.6%.

H. Payment by Affiliate

During the six months ended May 31, 2014, the Advisor fully reimbursed the Fund $1,459 for a loss incurred on a trade executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

I. Fund Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS High Income Trust will be renamed Deutsche High Income Trust.

Dividend Reinvestment Plan

The Board of Directors of the Fund has approved changes to the Dividend Reinvestment and Cash Purchase Plan that are expected to take effect in the fourth quarter of 2014. Please see page 55 for a summary of the changes to the Plan. Current Participants in the Plan will receive written notice of the changes to the Plan prior to the effective date. Shareholders should contact DWS Investment Services Company at (800) 294-4366 for additional information about the Plan.

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Summary of Changes to the Dividend Reinvestment and Cash Purchase Plan

On the effective date (currently expected to be in the fourth quarter of 2014), the Plan will change as follows:

— DST Systems, Inc. will replace Computershare Inc. as the Plan Agent.

— Current shareholders already participating in the Plan will automatically stay in the Plan. Current shareholders not participating in the Plan may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent.

— For purposes of determining whether the Fund’s Shares are trading at a discount or premium to net asset value per Share, such determinations will be made as of the payment date for the Distribution rather than the Record Date. Purchases in the open market will be made on or shortly after the payment date.

— Each participant may make voluntary cash contributions to his Account in the amount of at least $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the participant’s Account. Such voluntary payments will be invested by the Plan Agent on or shortly after the 15th of each month. Optional cash payments received from a participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date.

— Participants will no longer be charged a $0.75 service fee for each voluntary cash investment.

— A notice of withdrawal from the Plan will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the Record Date for the Distribution; otherwise such withdrawal will be effective after the investment of the current dividend or distribution.

— Participants will no longer be charged a service fee of $2.50, for sales of the participant’s Shares in connection with a termination or withdrawal.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the DWS Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KHI
CUSIP Number	23337C 208

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

HIT-3
IR-027922-3 7/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	86,251	$9.13	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	86,251	$9.13	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2014